Interests in associates, joint ventures and other investments - Summary of Aggregate Financial Performance of Associates and Joint Ventures (Detail) - Associates and Joint Ventures [member] - GBP (£)
£ in Millions
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of principal associates and joint ventures [line items]
Share of results of associate undertakings (note 4)	£ (136.0)	£ 14.7	£ 30.5
Share of other comprehensive loss of associate undertakings	(61.5)
Share of total comprehensive (loss)/ income of associate undertakings	£ (197.5)	£ 14.7	£ 30.5